Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Interest receivable	$ 3,381,550	$ 446,157
Others	71,018	85,871
Total	$ 3,452,568	$ 532,028